Expense Example {- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2025 Fund - Fidelity Freedom Blend 2025 Fund- Retail	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567